INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS AND GOODWILL [Abstract]
Intangible Assets and Goodwill
The details of intangible assets and goodwill are as follows:
In thousands of USD	Rights to electrical capacity	Technologies	Patents, trademarks and other rights	Others	Total intangible assets	Goodwill
Cost:
At January 1, 2022	-	-	3	137	140	-
Additions	-	-	-	304	304	-
At December 31, 2022	-	-	3	441	444	-
Accumulated amortization:
At January 1, 2022	-	-	-	(25)	(25)	-
Charge for the year	-	-	(1)	(96)	(97)	-
At December 31, 2022	-	-	(1)	(121)	(122)	-
Net book value:
At December 31, 2022	-	-	2	320	322	-

Cost
At January 1, 2023	-	-	3	441	444	-
Additions	-	-	4,896	313	5,209	-
At December 31, 2023	-	-	4,899	754	5,653	-
Accumulated amortization:
At January 1, 2023	-	-	(1)	(121)	(122)	-
Charge for the year	-	-	(572)	(182)	(754)	-
At December 31, 2023	-	-	(573)	(303)	(876)	-
Net book value:
At December 31, 2023	-	-	4,326	451	4,777	-

Cost:
At January 1, 2024	-	-	4,899	754	5,653	-
Additions	-	-	119	659	778	-
Acquired through the business combinations (Note 6(b) and 6(c))	22,429	63,633	-	-	86,062	35,818
At December 31, 2024	22,429	63,633	5,018	1,413	92,493	35,818
Accumulated amortization:
At January 1, 2024	-	-	(573)	(303)	(876)	-
Charge for the year	-	(7,070)	(1,007)	(305)	(8,382)	-
At December 31, 2024	-	(7,070)	(1,580)	(608)	(9,258)	-
Net book value:
At December 31, 2024	22,429	56,563	3,438	805	83,235	35,818

Carrying Amounts of Indefinite Useful Life Intangible Assets and Goodwill with Allocated to Cash Generating Units
As of December 31, 2024, the Group identified three Cash-generating units (“CGUs”) to which indefinite useful life intangible assets and goodwill are allocated for impairment testing. The carrying amounts have been allocated to the CGUs as follows:

In thousands of USD	Rights to electrical capacity	Goodwill
Tydal Data Center AS	14,285	4,389
Troll Housing AS	8,144	10,062
FreeChain	-	21,367
Total	22,429	35,818

Assumption on Individually increase/(decrease) for Estimated Recoverable Amount to be Equal to the Carrying Amount
The following table shows the amount by which the key assumptions would need to increase/ (decrease) individually for the estimated recoverable amount to be equal to the carrying amount.

In %	Tydal Data Center AS	Troll Housing AS	FreeChain

Discount rate	6.8	6.5	nm	*
EBIT	(26.0)	(28.4)	N/A
Revenue	N/A	N/A	(19.2)

*
FreeChain has substantial recoverable amount, and it is unlikely that a change in the discount rate that will result in the amount fair value less cost of disposal of FreeChain equal to the carrying amount would occur under reasonable scenarios.